OTHER BALANCE SHEETS SUPPLEMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
OTHER BALANCE SHEETS SUPPLEMENTAL INFORMATION [Abstract]
Schedule of Other Account Payable and Accrued Expenses
Accrued expenses:

	December 31,
	2016	2015

Employees and payroll accruals	$3,386	$2,657
Accrued expenses	838	1,081
Authorities	1,722	952
Advances from customers	1,861	1,295
Deferred income	441	240
Warranty provision	338	324
Contingent consideration	-	500
Accrued royalties	1,176	752
Hedge instruments	74	14

	$9,836	$7,815